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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 06/30/2011

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund			6/30/2011

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
758,000.00	FFCB	771,807.88	1.04
	2.125% Due 06/18/12
	31331GYP8
1,035,000.00	FFCB	1,037,492.19	1.4
	5.375% Due 07/18/11
	31331VJ80
2,000,000.00	FFCB Var (1ML+1)	2,000,058.04	2.7
	Var Due 02/13/12
	31331JKK8
1,000,000.00	FFCB Var (1ML+2)	1,000,086.32	1.35
	Var Due 05/14/12
	31331JNJ8
1,000,000.00	FFCB Var (1ML+4)	1,000,083.60	1.35
	Var Due 09/15/11
	31331GQ44
1,000,000.00	FHLB	1,000,054.32	1.35
	0.280% Due 10/25/11
	313371HL3
1,000,000.00	FHLB	999,920.64	1.35
	0.370% Due 01/04/12
	313372AQ7
660,000.00	FHLB	688,412.34	0.93
	4.875% Due 06/08/12
	3133XKSK2
1,000,000.00	FHLB	1,007,127.04	1.36
	3.625% Due 09/16/11
	3133XS4S4
500,000.00	FHLMC	500,589.17	0.68
	1.250% Due 08/15/11
	3128X8Q70
900,000.00	FHLMC	926,710.30	1.25
	4.750% Due 03/05/12
	3137EAAR0
1,000,000.00	FNMA	1,019,167.97	1.37
	5.375% Due 11/15/11
	31359MLS0
365,000.00	FNMA	370,016.83	0.5
	5.000% Due 10/15/11
	31359MZ30
500,000.00	FNMA	502,662.14	0.68
	1.000% Due 04/04/12
	31398AH54
500,000.00	U.S. Treasury Note	501,684.79	0.68
	0.875% Due 02/29/12
	912828MQ0
13,218,000.00	TOTAL Govt & Agency Sec	13,325,873.57	17.97

Repurchase Agreement
45,000,000.00	Merrill Lynch Repo M	45,000,000.00	60.69
	0.04% due 7/ 1/11
45,000,000.00	TOTAL Repurchase Agreement	45,000,000.00	60.69

Short-Term Invest
100,000.00	AloStar Bank-Birm CD	100,000.00	0.13
	0.600% Due 04/19/12
245,000.00	American Enter Bk CD	245,000.00	0.33
	0.400% Due 06/18/12
200,000.00	Aurora Bank-Wilm CD	200,000.00	0.27
	1.000% Due 04/19/12
245,000.00	Bank Baroda CD (NYC)	245,000.00	0.33
	0.500% Due 04/27/12
245,000.00	Bank Commonwealth CD	245,000.00	0.33
	0.590% Due 05/11/12
245,000.00	Bank East CD	245,000.00	0.33
	0.500% Due 05/11/12
245,000.00	Bank Hampton Rds CD	245,000.00	0.33
	0.300% Due 03/30/12
245,000.00	Bank India (NYC) CD	245,000.00	0.33
	0.600% Due 05/02/12
250,000.00	Bank Iowa	250,000.00	0.34
250,000.00	Bank of the West	250,000.00	0.34
245,000.00	Beal Bank CD	245,000.00	0.33
	0.500% Due 04/18/12
245,000.00	Bk of China CD (NYC)	245,000.00	0.33
	0.750% Due 05/04/12
250,000.00	Boone Bank & Trust	250,000.00	0.34
250,000.00	CapMark Bank CD	250,000.00	0.34
	0.750% Due 05/04/12
1,000,000.00	CDARS Treynor St Bk	1,000,000.00	1.35
	0.550% Due 12/08/11
1,000,000.00	CDARS Treynor St Bk	1,000,000.00	1.35
	0.550% Due 12/29/11
500,000.00	CDARS West Bank	500,000.00	0.67
	0.660% Due 10/13/11
250,000.00	Cent S Bk-St Cent IM	250,000.00	0.34
250,000.00	Citizens St Bk-Pocah	250,000.00	0.34
200,000.00	Colorado Capital CD	200,000.00	0.27
	0.930% Due 04/19/12
250,000.00	Comm Bank of Oelwein	250,000.00	0.34
245,000.00	Comm Bk Colorado CD	245,000.00	0.33
	0.420% Due 06/11/12
245,000.00	Discover Bank CD	245,000.00	0.33
	0.450% Due 06/29/12
245,000.00	First Chicago B&T CD	245,000.00	0.33
	0.400% Due 06/11/12
250,000.00	First Federal Svg CD	250,000.00	0.34
	1.450% Due 03/10/12
250,000.00	FNB-Creston	250,000.00	0.34
249,989.30	FNB-Sioux Center	249,989.30	0.34
250,000.00	Freedom Financial CD	250,000.00	0.34
	0.700% Due 02/07/12
245,000.00	GE Money Bank CD	244,795.88	0.33
	0.450% Due 04/05/12
250,000.00	Integra Bank CD	250,000.00	0.34
	0.580% Due 05/04/12
245,000.00	Landmark Bk Flor CD	245,000.00	0.33
	0.501% Due 05/11/12
250,000.00	Liberty Bank-Clive	250,000.00	0.34
245,000.00	Lydian Private Bk CD	245,000.00	0.33
	0.950% Due 05/26/12
250,000.00	Nationwide Bk-Columb	250,000.00	0.34
245,000.00	Newburyport Bank CD	245,000.00	0.33
	0.400% Due 11/30/11
250,000.00	Northwest Bk Spencer	250,000.00	0.34
245,000.00	One West Bank CD	245,000.00	0.33
	0.450% Due 06/11/12
246,400.00	Polk County Bank	246,400.00	0.33
245,000.00	Safra Nat'l CD (NYC)	244,687.02	0.33
	0.400% Due 05/29/12
250,000.00	Shelter Financial CD	250,000.00	0.34
	0.900% Due 04/19/12
245,000.00	Transportation Bk CD	245,000.00	0.33
	0.400% Due 06/11/12
250,000.00	Treynor State Bank	250,000.00	0.34
245,000.00	Wright Express CD	245,000.00	0.33
	0.550% Due 06/06/12
12,151,389.30	TOTAL Short-Term Invest	12,150,872.20	16.39

70,369,389.30	TOTAL PORTFOLIO	70,476,745.77	95.05

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 24, 2011, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   Dave Miles, President

   August 24, 2011

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, President, Principal Executive Officer

August 24, 2011

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 24, 2011